Accounting Information and Policies	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Accounting Information and Policies
1 ACCOUNTING INFORMATION AND POLICIES
The accounting policies and methods of computation are in compliance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (IASB) and as adopted by the EU; and except as set out below are consistent with the year ended 31 December 2019. The condensed interim financial statements are based on International Financial Reporting Standards (IFRS) as adopted by the EU and IFRS as issued by the IASB.
Management have produced forecasts which have been modelled for different plausible downside scenarios as a result of the
Covid-19
pandemic. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2020 and beyond. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year financial statements.
The condensed interim financial statements are shown at current exchange rates, while percentage year-on-year
changes are shown at both current and constant exchange rates to facilitate comparison. The consolidated income statement on page 12, the consolidated statement of comprehensive income on page 12, the consolidated statement of changes in equity on page 13 and the consolidated cash flow statement on page 15 are translated at exchange rates current in each period. The consolidated balance sheet on page 14 is translated at period-end
rates of exchange.
The condensed interim financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2019 are not Unilever PLC’s statutory accounts for that financial year. Those accounts of Unilever for the year ended 31 December 2019 have been reported on by the Group’s auditor and delivered to the Registrar of Companies. The report of the auditor on these accounts was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the UK Companies Act 2006.
Recent accounting developments
Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39 and IFRS 7
The Group has adopted the amendments that modify specific hedge accounting requirements to allow entities to continue to forecast future cash flows assuming that the interest rate benchmark will continue despite ongoing reviews of interest rate benchmark reform. As a result, there is no requirement for an entity to discontinue hedge relationships or to reassess the economic relationships between hedged items and hedging instruments as a result of the uncertainties of the interest rate benchmark reform. The Group does not have material derivatives that refer to an interest rate benchmark so these amendments do not have a material impact on Unilever.